Cover	12 Months Ended
Feb. 28, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Feb. 28, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	KAROOOOO LTD.
Entity Central Index Key	0001828102
Entity File Number	001-40300
Entity Incorporation, State or Country Code	U0
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	May 19, 2018
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1 Harbourfront Avenue
Entity Address, Address Line Two	Keppel Bay Tower #14-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	098632
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	KARO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	30,893,300
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Hoe Shin Goy
Contact Personnel Email Address	ir@karooooo.com
Entity Address, Address Line One	17 Kallang Junction #06-05/06
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	339274
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	6255 4151